Initial Public Offering - Additional Information (Detail) - USD ($)		1 Months Ended	6 Months Ended
	Mar. 09, 2021	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering [Line Items]
Initial Public Offering, units	34,500,000	34,500,000
Initial Public Offering, price per unit	$ 10.00
Initial Public Offering, gross proceeds	$ 345,000,000.0		$ 345,000,000
Initial Public Offering, offering costs	19,600,000
Initial Public Offering, deferred underwriting commissions	$ 12,100,000
IPO [Member]
Initial Public Offering [Line Items]
Initial Public Offering, units	34,500,000	30,000,000
Initial Public Offering, price per unit	$ 10.00	$ 10.00
Initial Public Offering, gross proceeds	$ 345,000,000.0
Initial Public Offering, offering costs	19,600,000
Initial Public Offering, deferred underwriting commissions	$ 12,100,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Initial Public Offering, units	4,500,000	4,500,000
Initial Public Offering, price per unit	$ 11.50	$ 11.50